LOSS PER SHARE (Schedule of Basic Loss Per Share) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Earnings per share [line items]
Weighted number of shares	[1]	5,697,245	4,589,386	[2]	4,141,842	[2]
Loss attributable to equity holders of the Company		$ (16,485)	$ (23,879)		$ (26,638)

[1]	Shares and per share amounts have been retroactively adjusted to reflect the 1:10 reserve stock split and the changes in par value from NIS 0.02 to par value of NIS 0.2, effected on July 25, 2024. See also Note 17, Shareholders’ Equity, for details.
[2]	To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect. See Notes 18(d) and Note 18(e) for number of outstanding options and RSUs. In addition, weighed number of shares for 2023 and 2022 have been retroactively adjusted to reflect the reverse stock split. See Note 17(b).